SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member]	Feb. 28, 2023 ₪ / shares shares
Subsequent Event [Line Items]
Ordinary shares issued | shares	86,965
Share price per unit (in Dollars per share) | ₪ / shares	₪ 0.03